Bonds and financing - Somos - Anglo (Predecessor) (Details) - BRL (R$) R$ in Thousands			3 Months Ended	9 Months Ended		12 Months Ended
		Apr. 06, 2018	Dec. 31, 2018	Oct. 10, 2018		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017		Dec. 31, 2016
Bonds and financing
Bonds and financing at beginning of period			R$ 1,658,467			R$ 793,341	R$ 1,640,947
Additional Principal	[1]						1,535,800
Payment of principal						(852,135)
Payment of interest			(443)			(49,404)	(117,696)
Interest accrued						52,935	92,584
Transfers							(19,911)
Bonds and financing at end of period			1,658,467			793,341	1,640,947
Current liabilities
Bonds and financing
Bonds and financing at beginning of period			339,859			502,882	440,947
Additional Principal	[1]						417,030
Payment of principal	[2]					(852,135)
Payment of interest						(49,404)	(88,732)
Interest accrued						52,935	63,620
Transfers						910,539	(104,213)
Bonds and financing at end of period			339,859			502,882	440,947
Current Bonds with Related Parties
Bonds and financing
Bonds and financing at beginning of period			338,556			502,743	440,947
Additional Principal	[1]						417,030
Payment of principal	[2]					(852,135)
Payment of interest						(49,369)	(88,732)
Interest accrued						52,900	63,620
Transfers						910,400	(102,910)
Bonds and financing at end of period			338,556			502,743	440,947
Current Finance Leases
Bonds and financing
Bonds and financing at beginning of period			1,303			139
Additional Principal
Payment of principal
Payment of interest						(35)
Interest accrued						35
Transfers						139	(1,303)
Bonds and financing at end of period			1,303			139
Non-current liabilities
Bonds and financing
Bonds and financing at beginning of period			1,318,608			290,459	1,200,000
Additional Principal	[1]						1,118,770
Payment of principal
Payment of interest							(28,964)
Interest accrued							28,964
Transfers						(910,539)	84,302
Bonds and financing at end of period			1,318,608			290,459	1,200,000
Non-current Bonds with Related Parties
Bonds and financing
Bonds and financing at beginning of period			1,300,000			289,600	1,200,000
Additional Principal	[1]						1,118,770
Payment of principal
Payment of interest							(28,964)
Interest accrued							28,964
Transfers						(910,400)	102,910
Bonds and financing at end of period			1,300,000			289,600	1,200,000
Non-current Finance Leases
Bonds and financing
Bonds and financing at beginning of period			18,608			859
Additional Principal
Payment of principal
Payment of interest
Interest accrued
Transfers						(139)	(18,608)
Bonds and financing at end of period			R$ 18,608			R$ 859
Somos - Anglo (Predecessor)
Bonds and financing
Bonds and financing at beginning of period				R$ 1,633,300				R$ 1,207,164		R$ 483,731
Additional Principal				821,079				800,000
Payment of principal				(380,664)				(95,000)
Payment of interest				(103,428)				(59,826)
Interest accrued				89,149				78,259
Transfers
Bonds and financing at end of period				1,633,300				1,207,164		483,731
Somos - Anglo (Predecessor) | Current liabilities
Bonds and financing
Bonds and financing at beginning of period				311,030				217,553		95,912
Additional Principal				1,980
Payment of principal				(380,664)				(95,000)
Payment of interest				(103,428)				(59,826)
Interest accrued				79,235				78,259
Transfers				496,354				198,208
Bonds and financing at end of period				311,030				217,553		95,912
Somos - Anglo (Predecessor) | Current Bonds
Bonds and financing
Bonds and financing at beginning of period				309,303				217,553		95,912
Additional Principal
Payment of principal				(380,000)				(95,000)
Payment of interest				(103,392)				(59,826)
Interest accrued				79,230				78,259
Transfers				495,912				198,208
Bonds and financing at end of period				309,303				217,553		95,912
Somos - Anglo (Predecessor) | Current Bonds with third parties
Bonds and financing
Bonds and financing at beginning of period					[3]			194,634	[3]	95,912
Additional Principal					[3]
Payment of principal		R$ (380,000)		(380,000)	[3]			(95,000)
Payment of interest				(15,556)	[3]			(59,826)
Interest accrued				1,397	[3]			55,340
Transfers				199,525	[3]			198,208
Bonds and financing at end of period					[3]			194,634	[3]	95,912
Somos - Anglo (Predecessor) | Current Bonds with Related Parties
Bonds and financing
Bonds and financing at beginning of period				309,303				22,919
Additional Principal
Payment of principal
Payment of interest				(87,836)
Interest accrued				77,833				22,919
Transfers				296,387
Bonds and financing at end of period				309,303				22,919
Somos - Anglo (Predecessor) | Current Finance Leases
Bonds and financing
Bonds and financing at beginning of period	[4]			1,727
Additional Principal	[4]			1,980
Payment of principal	[4]			(664)
Payment of interest	[4]			(36)
Interest accrued	[4]			5
Transfers	[4]			442
Bonds and financing at end of period	[4]			1,727
Somos - Anglo (Predecessor) | Non-current liabilities
Bonds and financing
Bonds and financing at beginning of period				1,322,270				989,611		387,819
Additional Principal				819,099				800,000
Payment of principal
Payment of interest
Interest accrued				9,914
Transfers				(496,354)				(198,208)
Bonds and financing at end of period				1,322,270				989,611		387,819
Somos - Anglo (Predecessor) | Non-current Bonds
Bonds and financing
Bonds and financing at beginning of period				1,303,662				989,611		387,819
Additional Principal				800,049				800,000
Payment of principal
Payment of interest
Interest accrued				9,914
Transfers				(495,912)				(198,208)
Bonds and financing at end of period				1,303,662				989,611		387,819
Somos - Anglo (Predecessor) | Non-current Bonds with third parties
Bonds and financing
Bonds and financing at beginning of period								189,611		387,819
Additional Principal
Payment of principal
Payment of interest
Interest accrued				9,914
Transfers				(199,525)				(198,208)
Bonds and financing at end of period								189,611		387,819
Somos - Anglo (Predecessor) | Non-current Bonds with Related Parties
Bonds and financing
Bonds and financing at beginning of period				1,303,662				800,000
Additional Principal				800,049				800,000
Payment of principal
Payment of interest
Interest accrued
Transfers				(296,387)
Bonds and financing at end of period				1,303,662				800,000
Somos - Anglo (Predecessor) | Non-current Finance Leases
Bonds and financing
Bonds and financing at beginning of period	[4]			18,608
Additional Principal	[4]			19,050
Payment of principal	[4]
Payment of interest	[4]
Interest accrued	[4]
Transfers	[4]			(442)
Bonds and financing at end of period	[4]			R$ 18,608

[1]	On November 19, 2019, all rights and obligations related to bonds issued by Saber with third parties were transferred to Cogna, under the condition that R$ 1,535,801 of the amount should be transferred to the Business through the Corporate Restructuring. Through this process, the Business was subject to the following contractual terms: (i)the acceleration of the other debentures originally issued by Saber; (ii)the grant by us of any liens on our assets or capital stock; (iii)a change in control by Cogna of Saber’s subsidiaries, subject to certain exceptions, Additionally, we have agreed until the maturity of the private debentures that: (i)we will allocate at least 50% of the use of proceeds from any liquidity event to repay such debentures; (ii)we will not obtain any new loans unless the proceeds of such loans are directed to repay our debentures with Cogna; and (iii)we will not pledge shares and/or dividends.
[2]	On August 4, 2020, the Company, substantially settled bonds with related parties amounting to R$ 852,135 and R$ 29,864, respectively principal and interest, as follow: 7th Issuance, 1st series – R$ 310,918; 8th Issuance R$ 448,826 and 9th Issuance 115,591. In addition, the Company settled only interest on the following bonds: 7th Issuance, 2nd series – R$4,671 and 6th Issuance, 2nd series – R$ 1,994. This measure is part of a commitment with shareholders through the IPO.
[3]	On April 06, 2018, was settled in advance the third party bond in the total amount of R$380,000. The settlement was made with the resources obtained with new bonds issued. Due to the settlement, the financial covenants were not applicable at October 10, 2018.
[4]	Corresponds to the rent obligation (which was classified as a finance lease) related to a sale and leaseback agreement of a property located at João Dias Avenue in the city of São Paulo, in March, 2018, which was measured at present value in R$ 21,030. This property was sold for R$25,500, which generated a deferred income of R$9,104, presented within “Contract Liabilities and Deferred Revenues”, which will be amortized throughout the contract term (120 months). These liabilities are subject to the payment of 120 monthly installments of R$223 and an implicit interest rate of 0.41% p.m.